SHAREHOLDERS' EQUITY (Textual) (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 18, 2017	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017	Sep. 18, 2017	May 10, 2017
Preferred Stock, Shares Authorized		5,000,000	5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	0	0
Preferred Stock, Shares Outstanding		0	0	0
Common Class A [Member]
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		2,863,336	3,100,919	2,780,258
Common Stock, Shares, Outstanding		2,863,336	3,100,919	2,780,258
Temporary Equity, Shares Subscribed but Unissued		66,136,664	65,899,081	66,219,742
Common Class B [Member]
Common Stock, Shares Authorized		50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		17,250,000	17,250,000	17,250,000
Common Stock, Shares, Outstanding		17,250,000	17,250,000	17,250,000
Common Shares Outstanding Percentage		20.00%	20.00%
Conversion of Common Stock Description		"The holders of the Class B ordinary shares agreed not to transfer such shares until one year after the date of the consummation of an initial Business Combination or earlier if, subsequent to an initial Business Combination, (i) the last reported sales price of the Company's Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions reorganizations recapitalizations and the like) for any 20 trading days within any 30-tradingday period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company's shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property."
Common Class B [Member] | Founder's Purchase Agreement [Member]
Common Stock, Par or Stated Value Per Share						$ 0.0001
Common Stock, Shares, Issued	17,250,000
Common Stock, Shares Subscribed but Unissued						14,375,000
Common Stock, Value, Subscriptions						$ 25,000
Shares, Surrendered	2,875,000
Shares Outstanding, Subject To Forfeiture	2,250,000